Business, Liquidity and Summary of Significant Accounting Policies (Details 2) (Fair Value Liability For Price Adjustable Warrants, Level 3 Significant unobservable inputs, USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 5,226	$ 4,169
Fair value of warrants issued in connection to amendments to notes payable		1,208
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares	5,929
Change in fair value included in consolidated statement of operations	(13)	(151)
Exercise of Warrants	(1,917)
Ending balance	$ 9,225	$ 5,226	$ 4,169
Exercise Price [Roll Forward]
Beginning balance	$ 0.28	$ 0.28
Fair value of warrants issued in Notes and Warrants Purchase Agreement, exercise price		$ 0.28
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, ExercisePrice	$ 0.75
Fair value of exercised warrants, exercise price	$ 0.36
Ending balance	$ 0.42	$ 0.28	$ 0.28
Stock Price [Roll Forward]
Beginning balance	$ 0.4	$ 0.46
Fair value of warrants issued in connection to amendments to notes payable, stock price		$ 0.28
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, StockPrice	$ 1.50
Fair value of exercised warrants, stock price	$ 1.14
Ending balance	$ 0.95	$ 0.4	$ 0.46
Volatility [Roll Forward]
Beginning balance	124.00%	146.00%
Fair value of warrants issued in connection to amendments to notes payable, volatility		140.00%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Volatility	123.00%
Fair value of exercised warrants, volatility	133.00%
Ending balance	121.00%	124.00%	146.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)	3 years 6 months 4 days	4 years 29 days	4 years 7 months 21 days
Fair value of warrants issued in connection to amendments to notes payable, term		5 years 6 months
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Contractual life	7 years
Fair value of exercised warrants, exercised term	3 years 26 days
Risk Free [Roll Forward]
Beginning balance	1.30%	0.66%
Fair value of warrants issued in connection to amendments to notes payable, risk free rate		1.55%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Risk free rate	0.55%
Fair value of exercised warrants, risk free rate	0.77%
Ending balance	0.90%	1.30%	0.66%